Taxation Paid - Detailed Information About Income Tax (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CAD ($)
Income taxes paid (refund) [abstract]
Amount owing at beginning of the year	$ (115.9)	$ (121.3)	$ (24.8)
SA and foreign current taxation recognised in profit or loss	(475.1)	(424.4)	(366.5)
SA and foreign current taxation recognised in OCI	0.0	0.0	0.0
Amount (receivable)/payable at end of the year	(22.4)	115.9	121.3
Translation	1.7	(19.0)	(8.7)
Total taxation paid	(611.7)	(448.8)	$ (278.7)
Tax receivable	76.0	0.0		$ 100.3
Tax payable	$ 53.6	$ (115.9)